            Financial Statements

--------------------------------------------------------------------------------
                      STATEMENT OF OPERATIONS Period from July 1, 1996 to September 16, 1996
 ..................................................................

INCOME:
Interest ...................................................     $   72,047
                                                              ----------------

EXPENSES (NOTE 3):
Investment management fee ..................................          3,313
Custodian and accounting fees ..............................          2,841
Transfer agent and dividend disbursing agent fees ..........          5,028
Amortization of organization costs .........................          1,704
Directors' fees ............................................          1,126
Audit and legal fees .......................................          5,728
                                                              ----------------
  Total expenses ...........................................         19,740
Less expenses waived by the adviser ........................        (13,114)
                                                              ----------------

  Net expenses before expenses paid indirectly .............          6,626
Less expenses paid indirectly ..............................            (15)
                                                              ----------------

  Total net expenses .......................................          6,611
                                                              ----------------

  Net investment income ....................................         65,436
                                                              ----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................         29,485
Net change in unrealized appreciation or depreciation of
  investments ..............................................        (21,955)
                                                              ----------------

  Net gain on investments ..................................          7,530
                                                              ----------------

  Net increase in net assets resulting from operations .....     $   72,966
                                                              ----------------
                                                              ----------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

1                                      1996 Annual Report - Institutional
                                     Government Adjustable

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                PERIOD FROM
                                                                 7/1/96 TO          YEAR ENDED
                                                                  9/16/96            6/30/96
                                                              ----------------   ----------------

OPERATIONS:
Net investment income ......................................     $   65,436         $  611,416
Net realized gain (loss) on investments ....................         29,485           (143,585)
Net change in unrealized appreciation or depreciation of
  investments ..............................................        (21,955)           190,446
                                                              ----------------   ----------------

  Net increase in net assets resulting from operations .....         72,966            658,277
                                                              ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................        (40,866)          (362,543)
Tax return of capital ......................................        (24,570)          (221,821)
                                                              ----------------   ----------------
  Total distributions ......................................        (65,436)          (584,364)
                                                              ----------------   ----------------

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sales ........................................          3,007            187,462
Proceeds from shares issued for reinvestment of
  distributions ............................................         49,028            505,527
Payments for shares redeemed ...............................     (1,172,089)        (9,962,203)
Payment for shares exchanged in connection with merger (note
  1) .......................................................     (4,661,948)                --
                                                              ----------------   ----------------
  Decrease in net assets from capital share transactions ...     (5,782,002)        (9,269,214)
                                                              ----------------   ----------------
  Total decrease in net assets .............................     (5,774,472)        (9,195,301)

Net assets at beginning of period ..........................      5,774,472         14,969,773
                                                              ----------------   ----------------

Net assets at end of period ................................     $       --         $5,774,472
                                                              ----------------   ----------------
                                                              ----------------   ----------------

Distributions in excess of net investment income ...........     $       --         $  (25,308)
                                                              ----------------   ----------------
                                                              ----------------   ----------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

2                                      1996 Annual Report - Institutional
                                     Government Adjustable

             Notes to Financial Statements
--------------------------------------------------

(1) ORGANIZATION
 ................................................................................
                      Piper Institutional Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Institutional Government Adjustable Portfolio (the fund), a series of the company, commenced operations on February 2, 1993. The fund ceased operations and merged all its net assets into Piper Funds Inc. II--Adjustable Rate Mortgage Securities Fund via a tax free reorganization on September 16, 1996. The merger was conducted in accordance with a plan approved by the fund's shareholders on September 12, 1996.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
 ................................................................................
                      INVESTMENTS IN SECURITIES
                      The value of certain fixed income securities were provided by an independent pricing service, which determined these valuations at a time earlier than the close of the New
                      York Stock Exchange each trading day. Fixed income securities for which prices were not available from an independent pricing service but where an active market exists were valued using market quotations obtained from one or more dealers that make markets in the securities.

                      Occasionally, events affecting the value of such securities occurred between the time valuations were determined and the close of the Exchange. If events materially affecting the value of such securities occurred, if the Company's management determined for any other reason that valuations provided by the pricing service or market quotations from dealers were inaccurate or when market quotations were not readily available, securities were valued at their fair value according to procedures decided upon in good faith by the Board of Directors. Short-term securities with maturities of 60 days or less were valued at amortized cost, which approximates market value.

                      Securities transactions were accounted for on the date the securities were purchased or sold. Realized gains and losses were calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium computed on a level-yield basis, was accrued daily.

                      FEDERAL TAXES
                      The fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and was not subject to federal income tax.

                      Net investment income and net realized gains (losses) differed for financial statement and tax purposes primarily because of the non-deductibility of amortization of organization costs. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Distributions that exceeded the net investment income or net realized gains recorded on a tax basis are presented as a "tax return of capital" in the statements of changes in net assets and the financial highlights. In addition, due to the timing of dividend distributions, the fiscal year in which amounts were distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income were declared daily and paid monthly. Net realized gains distributions, if any, were made at least annually. Distributions were payable in cash or reinvested in additional shares.

--------------------------------------------------------------------------------

3  1996 Annual Report - Institutional Government Adjustable

--------------------------------------------------------------------------------

                      ORGANIZATION COSTS
                      Organization costs were incurred in connection with the start up and initial registration of the fund. These costs were being amortized over 60 months on a straight-line basis. Upon ceasing operations, the fund was reimbursed by Piper Capital for any unamortized organizational costs.

(3) EXPENSES
 ................................................................................
                      The company had entered into an investment management agreement with Piper Capital Management Incorporated
                      (Piper Capital) under which Piper Capital managed the fund's assets and furnished related office facilities, equipment, research and personnel. The agreement required the fund to pay Piper Capital a monthly fee based on average daily net assets computed at the per-annum rate of 0.30%.

                      The company had also entered into shareholder servicing agreements under which Piper Jaffray and Piper Trust Company performed various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which were paid monthly to Piper Jaffray and Piper Trust Company for providing these services, were equal to an annual rate of $7.50 per active shareholder account and $1.60 per closed account.

                      In addition to the investment management, transfer agent and dividend disbursing agent fees, the fund was responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses. For the period ended September 16, 1996, Piper Capital voluntarily limited total fees and expenses to an annual rate of 0.60% of the funds average daily net assets.

                      Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the fund.

(4) INVESTMENT SECURITY TRANSACTIONS
 ................................................................................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended September 16, 1996 aggregated
                      $451,926 and $1,600,423, respectively.

                      For the period ended September 16, 1996, no brokerage commissions were paid to Piper Jaffray Inc., an affiliated broker.

(5) CAPITAL SHARE TRANSACTIONS
 ................................................................................
                      Transactions in shares of the fund were as follows:

Period ended September 16, 1996:
  Sold ......................................            317
  Issued for reinvested distributions .......          5,168
  Redeemed ..................................       (123,630)
  Exchanged in connection with merger .......       (490,713)
                                                 -----------
    Decrease ................................       (608,858)
                                                 -----------
                                                 -----------
Year ended June 30, 1996:
  Sold ......................................         19,737
  Issued for reinvested distributions .......         53,334
  Redeemed ..................................     (1,049,909)
                                                 -----------
    Decrease ................................       (976,838)
                                                 -----------
                                                 -----------

--------------------------------------------------------------------------------

4  1996 Annual Report - Institutional Government Adjustable

--------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS
 ................................................................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      INSTITUTIONAL GOVERNMENT ADJUSTABLE PORTFOLIO

                                                 Period
                                                  from
                                                 7/1/96       Year        Year        Year        Year
                                                   to         Ended       Ended       Ended       Ended
                                                 9/16/96(a)  6/30/96     6/30/95     6/30/94     6/30/93(e)
                                                 -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, beginning of period ........    $ 9.48      $ 9.44      $ 9.46      $10.04      $10.00
                                                 -------     -------     -------     -------     -------
Operations:
  Net investment income .....................      0.13        0.59(g)     0.52        0.49        0.18
  Net realized and unrealized gains (losses)
    on investments ..........................      0.01       (0.01)      (0.04)      (0.57)       0.04
                                                 -------     -------     -------     -------     -------
    Total from operations ...................      0.14       (0.58)       0.48       (0.08)       0.22
                                                 -------     -------     -------     -------     -------
Distributions to shareholders:
  From net investment income ................     (0.07)      (0.25)      (0.41)      (0.50)      (0.18)
  Tax return of capital .....................     (0.05)      (0.29)      (0.09)         --          --
                                                 -------     -------     -------     -------     -------
    Total distributions to shareholders .....     (0.12)      (0.54)      (0.50)      (0.50)      (0.18)
                                                 -------     -------     -------     -------     -------
Net asset value, date of merger .............     (9.50)         --          --          --          --
                                                 -------     -------     -------     -------     -------
Net asset value, end of period ..............    $   --      $ 9.48      $ 9.44      $ 9.46      $10.04
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return (b) ............................      1.49%       6.34%       5.26%      (0.91)%      2.18%
Net assets at end of period (in millions) ...    $   --      $    6      $   15      $   35      $   41
Ratio of expenses to average daily net assets
  (c) .......................................      0.60%(f)    0.61%       0.55%       0.55%       0.74%(f)
Ratio of net investment income to average
  daily net assets (c) ......................      5.97%(f)    5.98%       5.54%       5.13%       4.73%(f)
Portfolio turnover rate (excluding short-term
  securities) ...............................         9%         43%         43%        110%         26%
Amount of borrowings outstanding at end of
  period (in millions)(d) ...................    $   --      $   --      $   --      $    9      $    6
Average amount of borrowings outstanding
  during the period (in millions) ...........    $   --      $   --      $ 1.62      $11.71      $ 5.87
Average number of shares outstanding during
  the period (in millions) ..................        --        1.03        2.41        5.38        3.37
Average per-share asset amount of borrowings
  outstanding during the period .............    $   --      $ 0.03      $ 0.67      $ 2.18      $ 1.74

(A) ON SEPTEMBER 16, 1996, THE FUND CEASED OPERATIONS AND MERGED ALL OF ITS NET ASSETS INTO PIPER FUNDS INC. II--ADJUSTABLE RATE MORTGAGE SECURITIES FUND VIA A TAX FREE REORGANIZATION.
(B) TOTAL RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE DURING THE PERIOD, ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(C) DURING THE YEARS REFLECTED ABOVE, THE ADVISOR VOLUNTARILY WAIVED FEES AND EXPENSES. HAD THE FUND PAID ALL FEES AND EXPENSES, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN AS
     FOLLOWS: 1.80%/4.77%, 1.75%/4.84%, 0.75%/5.34% AND 0.60%/5.08% FOR THE
     PERIOD ENDED SEPTEMBER 16, 1996, AND FISCAL YEARS 1996, 1995 AND 1994 RESPECTIVELY. BEGINNING IN FISCAL 1996, THE EXPENSE RATIO REFLECTS THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.
(D) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS FOR WHICH LIQUID, HIGH-GRADE DEBT OBLIGATIONS ARE MAINTAINED IN A SEGREGATED ACCOUNT ARE NOT CONSIDERED BORROWINGS.
(E)  COMMENCEMENT OF OPERATIONS WAS FEBRUARY 2, 1993.
(F)  ADJUSTED TO AN ANNUAL BASIS.
(G)  BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

--------------------------------------------------------------------------------

5  1996 Annual Report - Institutional Government Adjustable

             Independent Auditors' Report
--------------------------------------------------

                      THE BOARD OF DIRECTORS AND SHAREHOLDERS
                      PIPER INSTITUTIONAL FUNDS INC.:

                      We have audited the accompanying statement of operations of Institutional Government Adjustable Portfolio (a fund within Piper Institutional Funds Inc.) for the period from July 1, 1996 to September 16, 1996, the related statements of changes in net assets for the period from July 1, 1996 to September 16, 1996 and the year ended June 30, 1996 and the financial highlights for the periods presented in note 6 to the financial statements. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

                      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the results of operations of Institutional Government Adjustable Portfolio and the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                      As described in note 1 to the financial statements, Institutional Government Adjustable Portfolio ceased operations and merged all of its net assets into Piper Funds Inc. II -Adjustable Rate Mortgage Securities Fund on September 16, 1996.

                      KPMG Peat Marwick LLP
                      Minneapolis, Minnesota
                      November 27, 1996

--------------------------------------------------------------------------------

6  1996 Annual Report - Institutional Government Adjustable

             Directors and Officers
--------------------------------------------------

                      DIRECTORS
                      David T. Bennett, CHAIRMAN, HIGHLAND HOMES, INC., USL
                          PRODUCTS, INC., KIEFER BUILT, INC., OF COUNSEL, GRAY, PLANT, MOOTY, MOOTY & BENNETT, P.A.
                      Jaye F. Dyer, PRESIDENT, DYER MANAGEMENT COMPANY
                      William H. Ellis, PRESIDENT, PIPER JAFFRAY COMPANIES INC.,
                          PIPER CAPITAL MANAGEMENT INCORPORATED
                      Karol D. Emmerich, PRESIDENT, THE PARACLETE GROUP
                      Luella G. Goldberg, DIRECTOR, TCF FINANCIAL, RELIASTAR
                          FINANCIAL CORP., HORMEL FOODS CORP.
                      David A. Hughey, RETIRED EXECUTIVE VICE PRESIDENT AND
                          CHIEF ADMINISTRATIVE OFFICER OF DEAN WITTER
                          INTERCAPITAL INC. AND DEAN WITTER TRUST CO.
                      George Latimer, CHIEF EXECUTIVE OFFICER, NATIONAL EQUITY
                          FUNDS

                      OFFICERS
                      William H. Ellis, CHAIRMAN OF THE BOARD
                      Paul A. Dow, PRESIDENT
                      Robert H. Nelson, VICE PRESIDENT AND TREASURER Susan Sharp Miley, SECRETARY

                      INVESTMENT ADVISER
                      Piper Capital Management Incorporated
                      222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

                      CUSTODIAN AND TRANSFER AGENT
                      Investors Fiduciary Trust Company
                      127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716

                      LEGAL COUNSEL
                      Dorsey & Whitney LLP
                      220 SOUTH SIXTH STREET, MINNEAPOLIS, MN 55402

                      INDEPENDENT AUDITORS
                      KPMG Peat Marwick LLP
                      4200 NORWEST CENTER, MINNEAPOLIS, MN 55402

--------------------------------------------------------------------------------

7  1996 Annual Report - Institutional Government Adjustable